Supplement to the
Fidelity® Series All-Sector Equity Fund
Class F
March 31, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Monty Kori (co-manager) and Brian Lempel (co-manager) have managed the fund since October 2012.

The following information replaces the biographical information for John Avery found in the "Fund Management" section beginning on page 14.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Adam Hetnarski found in the "Fund Management" section on page 15.

Brian Lempel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (information technology sector), which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

ASE-F-12-01  October 15, 2012
1.907679.103

Supplement to the
Fidelity® Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund
March 31, 2012
Prospectus

The following information replaces similar information for Fidelity Series All-Sector Equity Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Monty Kori (co-manager) and Brian Lempel (co-manager) have managed the fund since October 2012.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 19.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (industrials sector), which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Adam Hetnarski found in the "Fund Management" section on page 20.

Brian Lempel is a member of FMR's Stock Selector Large Cap Group and co-manager of Fidelity Series All-Sector Equity Fund (information technology sector), which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

DLF-12-01  October 15, 2012
1.882075.107